NOTE 7 - INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived		$ 9,171
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Impairment of Intangible Assets, Finite-lived
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Impairment of Intangible Assets, Finite-lived